Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,182,038.96

Principal:
Principal Collections	$34,643,998.32
Prepayments in Full	$24,360,202.71
Liquidation Proceeds	$572,808.04
Recoveries	$29,010.09
Sub Total	$59,606,019.16
Collections	$63,788,058.12

Purchase Amounts:
Purchase Amounts Related to Principal	$314,478.72
Purchase Amounts Related to Interest	$1,400.85
Sub Total	$315,879.57

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$64,103,937.69

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	5
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$64,103,937.69
Servicing Fee	$1,170,456.88	$1,170,456.88	$0.00	$0.00	$62,933,480.81
Interest - Class A-1 Notes	$19,783.28	$19,783.28	$0.00	$0.00	$62,913,697.53
Interest - Class A-2 Notes	$258,233.33	$258,233.33	$0.00	$0.00	$62,655,464.20
Interest - Class A-3 Notes	$445,553.33	$445,553.33	$0.00	$0.00	$62,209,910.87
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$62,072,747.87
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$62,072,747.87
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$61,995,014.95
Second Priority Principal Payment	$3,419,205.17	$3,419,205.17	$0.00	$0.00	$58,575,809.78
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$58,518,983.78
Third Priority Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$26,948,983.78
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$26,876,635.86
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,876,635.86
Regular Principal Payment	$68,227,911.91	$26,876,635.86	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$64,103,937.69

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$3,419,205.17
Third Priority Principal Payment					$31,570,000.00
Regular Principal Payment					$26,876,635.86
Total					$61,865,841.03
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$61,865,841.03	$162.16	$19,783.28	$0.05	$61,885,624.31	$162.21
Class A-2 Notes	$0.00	$0.00	$258,233.33	$0.51	$258,233.33	$0.51
Class A-3 Notes	$0.00	$0.00	$445,553.33	$0.88	$445,553.33	$0.88
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$61,865,841.03	$38.43	$1,067,639.78	$0.66	$62,933,480.81	$39.09

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$103,217,117.08	0.2705560	$41,351,276.05	0.1083913
Class A-2 Notes	$508,000,000.00	1.0000000	$508,000,000.00	1.0000000
Class A-3 Notes	$504,400,000.00	1.0000000	$504,400,000.00	1.0000000
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,331,617,117.08	0.8271428	$1,269,751,276.05	0.7887144

Pool Information
Weighted Average APR	3.594%	3.565%
Weighted Average Remaining Term	51.38	50.59
Number of Receivables Outstanding	68,090	66,129
Pool Balance	$1,404,548,250.50	$1,344,387,703.54
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,322,163,479.50	$1,265,057,911.91
Pool Factor	0.8392551	0.8033075

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$20,165,815.55
Yield Supplement Overcollateralization Amount	$79,329,791.63
Targeted Overcollateralization Amount	$91,127,780.14
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$74,636,427.49

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	5

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		224	$269,059.17
(Recoveries)		8	$29,010.09
Net Losses for Current Collection Period			$240,049.08
Cumulative Net Losses Last Collection Period			$434,516.93
Cumulative Net Losses for all Collection Periods			$674,566.01

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.21%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.68%	417	$9,198,499.07
61-90 Days Delinquent	0.05%	30	$709,365.72
91-120 Days Delinquent	0.02%	9	$230,628.47
Over 120 Days Delinquent	0.00%	1	$31,508.81
Total Delinquent Receivables	0.76%	457	$10,170,002.07

Repossession Inventory:
Repossessed in the Current Collection Period		25	$553,134.94
Total Repossessed Inventory		30	$794,333.72

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.1666%
Prior Collection Period			0.1519%
Current Collection Period			0.2096%
Three Month Average			0.1761%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0429%
Prior Collection Period			0.0543%
Current Collection Period			0.0605%
Three Month Average			0.0526%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer